Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Without Sales Load [Member] | Osterweis Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OSTFX (without sales charge)
Average Annual Return, Percent	(0.33%)	12.99%	7.46%
Without Sales Load [Member] | Osterweis Growth & Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OSTVX (without sales charge)
Average Annual Return, Percent	2.22%	11.37%	6.53%
Without Sales Load [Member] | Osterweis Opportunity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OSTGX (without sales charge)
Average Annual Return, Percent	(6.98%)	13.87%	11.06%
Without Sales Load [Member] | Osterweis Strategic Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OSTIX (without sales charge)
Average Annual Return, Percent	6.25%	7.31%	4.68%
S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	8.25%	18.59%	12.50%
S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
60% S&P 500/40% Bloomberg U.S. Aggregate Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500/40% Bloomberg U.S. Aggregate Blend
Average Annual Return, Percent	7.02%	10.88%	8.22%
S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	8.25%	18.59%	12.50%
Russell 2000 Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth
Average Annual Return, Percent	(4.86%)	10.78%	6.14%
Bloomberg U.S. Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond
Average Annual Return, Percent	4.88%	(0.40%)	1.46%